Consolidated Statements of Financial Position (unaudited) - CAD ($) $ in Millions	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017
Current
Cash	$ 1,288	$ 1,189	$ 384	$ 278	$ 445	$ 507
Accounts receivable	276		253			286
Inventories	74		61			59
Other current assets [note 5]	332		273			179
Current portion of contract assets [note 4]	74		59			15
Assets held for sale	0		0			61
Total current assets	2,044		1,030			1,107
Investments and other assets (notes 14 and 15)	676		660			937
Property, plant and equipment	4,747		4,702			4,394
Other long-term assets (note 14)	172		197			216
Deferred income tax assets	5		4			4
Intangibles	7,469		7,482			7,435
Goodwill	280		280			280
Contract assets [note 4]	71		76			44
Total assets	15,464		14,431			14,417
Current
Short-term borrowings [note 6]	40	$ 40	40	0	$ 0	0
Accounts payable and accrued liabilities	931		970			909
Provisions [note 7]	234		245			76
Income taxes payable	114		133			151
Current portion of contract liabilities [note 4]	218		226			214
Current portion of long-term debt [notes 9 and 14]	1,251		1			2
Liabilities held for sale	0		0			39
Total current liabilities	2,788		1,615			1,391
Long-term debt [notes 9 and 14]	4,055		4,310			4,298
Other long-term liabilities	21		13			114
Provisions [note 7]	96		179			67
Deferred credits	435		442			469
Contract liabilities [note 4]	16		18			21
Deferred income tax liabilities	1,924		1,884			1,863
Total liabilities	9,335		8,461			8,223
Shareholders' equity [notes 10 and 12]
Common and preferred shareholders	6,128		5,969			6,193
Non-controlling interests in subsidiaries	1		1			1
Total shareholders' equity	6,129		5,970	$ 6,036		6,194
Total liabilities and shareholders' equity	$ 15,464		$ 14,431			$ 14,417